Share Based Compensation - Summary of Stock Purchase Plans (Detail) - Ericsson Share Purchase Plan [Member]	12 Months Ended
	Dec. 31, 2023 Employee Country	Dec. 31, 2022 Country
Disclosure Of Detailed Information About Stock Purchase Plans [Line Items]
Number of participants	14,030
Take-up rate – percent of eligible employees	18.00%
Number of eligible employees	77,748
Number of countries launched the plan | Country	77	77